OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term assets
Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2021	2020
Contract asset		$388	$409
Long-term receivables		216	108
Due from related parties	29	142	6
Restricted cash	22	51	75
Other		27	7
		$824	$605